FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1. Name and address of issuer:

        Copley Fund, Inc.
        245 Sunrise Ave.
        Palm Beach, FL  33480

2. Name of each series or class of funds for which this notice is filed:

        Copley Fund, Inc.


3. Investment Company Act File Number:  2-60951

    Securities Act File Number:  2-60951

4(a). Last day of fiscal year for which this notice is filed:  02/28/99

4(b). Check box if this notice is being filed late (i.e.,more than 90 days after the end of the issuer's fiscal year).

      	[   ]

4(c). [  ] Check box if this is the last time the issuer will be filing this form.
                  		N/A
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5. Calculation of registration fee:
    (I)	Aggregate sale price of securities sold during the
        fiscal year Pursuant to section 24(f).             $ 5,345,010.17

    (ii)       Aggregate price of shares redeemed
               or repurchased during the fiscal year
               (if applicable):                              5,336,014.78

    (iii) Aggregate price of shares redeemed or repurchased during any prior fiscal year ending no earlier than October 1, 1995 that were not previously used to reduce
               registration fees payable to the commission:       0

     (iv)       Total available redemption credits [add items 5(ii)
                and 5(iii);                                      5,336,014.78

     (v)        Net sales - if item 5(i) is greater that Item 5(iv)
                [subtract item 5(iv) from Item 5(i).        8995.39

      (vi)      Redemption credits available for use in future years
                --if Item 5(i) is less than 5(iv) [subtract item 5(iv) from
                Item 5(i)].                                 0

      (vii)     Multiplier for determining registration fee    1/3300

      (viii)    Registration fee due                              2.73

    6.  Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities
        Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:
        If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issurer in future fiscal years, then state that number here:

     7. Interest due - if this Form is being filed more that 90 days after the end of the issuer's fiscal year.

     8. Total of the amount of the registration fee due plus any interest
        due [line 5(viii) plus line 7]                    2.73

     9. Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:         Amount already there.

        Method of Delivery:
                [ ]  Wire Transfer
                [x]  Mail or other means


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                      Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Eileen Joinson
                                     Eileen Joinson, Secretary

Date  4/28/99

* Please print the name and title of the signing officer below the signature